UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manikay Partners, LLC
Address:  375 Park Avenue
          Suite 2701
          New York, NY 10152


13F File Number: 028-13323

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:   David Drinkwater
Title:  Chief Compliance Officer
Phone:  212-588-6200


Signature, Place, and Date of Signing

/s/  David Drinkwater             New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  554,015
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number          Name

1.    028-13324                     Manikay Master Fund, LP


                                                        FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6        COLUMN 7    COLUMN 8

                              TITLE                        VALUE     SHRS OR    SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000)  PRN AMT    PRN CALL  DISCRETION      MNGRS   SOLE   SHARED NONE
--------------                ---------         ------     --------  --------   --- ----  -----------     -----   -----  ------ ----
ABBOTT LABS                   COM               002824100    5,394       88,000 SH        SHARED-DEFINED    1       88,000
AMERICAN INTL GROUP INC       COM NEW           026874784   49,328    1,600,000 SH        SHARED-DEFINED    1    1,600,000
AMERICAN INTL GROUP INC       *W EXP 01/19/202  026874156   15,945    1,500,000 SH        SHARED-DEFINED    1    1,500,000
BANK OF AMERICA CORPORATION   COM               060505104   38,280    4,000,000 SH        SHARED-DEFINED    1    4,000,000
BANK OF AMERICA CORPORATION   COM               060505104   38,280    4,000,000     PUT   SHARED-DEFINED    1    4,000,000
CITIGROUP INC                 COM NEW           172967424   36,550    1,000,000 SH        SHARED-DEFINED    1    1,000,000
CITIGROUP INC                 COM NEW           172967424   36,550    1,000,000     PUT   SHARED-DEFINED    1    1,000,000
COBALT INTL ENERGY INC        COM               19075F106   16,517      550,000 SH        SHARED-DEFINED    1      550,000
COCA COLA CO                  COM               191216100   44,406      600,000 SH        SHARED-DEFINED    1      600,000
COLGATE PALMOLIVE CO          COM               194162103   29,334      300,000 SH        SHARED-DEFINED    1      300,000
EL PASO CORP                  COM               28336L109   51,713    1,750,000 SH        SHARED-DEFINED    1    1,750,000
GOLDMAN SACHS GROUP INC       COM               38141G104   31,093      250,000 SH        SHARED-DEFINED    1      250,000
JOHNSON & JOHNSON             COM               478160104    6,596      100,000     PUT   SHARED-DEFINED    1      100,000
KIMBERLY CLARK CORP           COM               494368103    2,660       36,000 SH        SHARED-DEFINED    1       36,000
KINDER MORGAN INC DEL         COM               49456B101   12,561      325,000     PUT   SHARED-DEFINED    1      325,000
KINDER MORGAN INC DEL         COM               49456B101    4,831      125,000     CALL  SHARED-DEFINED    1      125,000
MERCK & CO INC NEW            COM               58933Y105    4,838      126,000 SH        SHARED-DEFINED    1      126,000
NEWS CORP                     CL B              65248E203   23,964    1,200,000 SH        SHARED-DEFINED    1    1,200,000
NIELSEN HOLDINGS N V          COM               N63218106   15,070      500,000 SH        SHARED-DEFINED    1      500,000
NYSE EURONEXT                 COM               629491101   15,005      500,000 SH        SHARED-DEFINED    1      500,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408   18,911      712,000 SH        SHARED-DEFINED    1      712,000
PFIZER INC                    COM               717081103    6,544      289,000 SH        SHARED-DEFINED    1      289,000
PROCTER & GAMBLE CO           COM               742718109    4,772       71,000 SH        SHARED-DEFINED    1       71,000
ISTAR FINL INC                FRNT 10/0         45031UBF7   19,575   20,000,000 SH        SHARED-DEFINED    1   20,000,000
STRYKER CORP                  COM               863667101    2,996       54,000 SH        SHARED-DEFINED    1       54,000
VALE S A                      ADR               91912E105   19,411      832,000 SH        SHARED-DEFINED    1      832,000
ZIMMER HLDGS INC              COM               98956P102    2,893       45,000 SH        SHARED-DEFINED    1       45,000





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